Right-of-use assets and lease contract liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of changes in right-of-use assets

Right-of-use assets	Amount
Balance, December 31, 2019	$733,413
Office lease additions - cost	162,226
Office lease additions - cost, mergers and acquisitions (Note 5)	2,392,984
Depreciation	(377,145)
Effect of movement in exchange rates	(63,078)

Balance, December 31, 2020	$2,848,400
Office lease additions – cost, mergers and acquisitions (Note 5)	775,392
Depreciation	(729,573)
Effect of movement in exchange rates	(8,557)
Balance, December 31, 2021	$2,885,662

Schedule of changes in lease liability

Schedule of changes in lease liability

Lease liabilities	Amount
Balance, December 31, 2019	$742,212
Office lease additions - finance cost	162,226
Office lease additions - finance cost, mergers and acquisitions (Note 5)	2,398,085
Payments	(404,958)
Interest cost	56,720
Effect of movement in exchange rates	(67,619)
Balance, December 31, 2020	$2,886,666
Building lease additions – finance cost, mergers and acquisitions (Note 5)	808,095
Payments	(802,013)
Interest cost	119,470
Effect of movement in exchange rates	(1,871)
Balance, December 31, 2021	3,010,347
Current portion of contract lease liabilities	796,835
Long-term portion of contract lease liabilities	$2,213,512